Net Income (Loss) Per Share (Details) - Schedule of basic and diluted net income (loss) per share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Numerator:
Net income (loss) for basic and diluted net income (loss) per share (in Dollars)	$ 18,749	$ (18,076)	$ (26,584)	$ (57,146)
Denominator:
Weighted average shares - for basic net income (loss) per share	66,772	65,018	66,356	62,888
Weighted average shares - for diluted net income (loss) per share	67,038	65,018	66,356	62,888
Net income (loss) per share
Basic and diluted (in Dollars per share)	$ 0.28	$ (0.28)	$ (0.4)	$ (0.91)